Nature of Business and basis of Presentation (Details Narrative) - shares		12 Months Ended
	Jul. 13, 2017	Feb. 28, 2021
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, New Issues		12,705,541
Share Distribution [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, New Issues	600,000
Finger Motion Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, New Issues	12,000,000